Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Schedule of components of income/(loss) before tax
The components of income/(loss) before tax are as follows:

	For the year ended December 31,
	2020	2021	2022

	(RMB in millions)
Income/(loss) before tax
Income from Chinese mainland operations	15,803	14,518	16,800
Income/(loss) from non-Chinese mainland operations	35,016	(17,098)	(2,933)
Total income/(loss) before tax	50,819	(2,580)	13,867

Income tax benefits/(expenses) applicable to Chinese mainland operations
Current income tax expenses	(2,201)	(2,538)	(4,418)
Deferred tax benefits	719	651	732
Subtotal income tax expenses applicable to Chinese mainland operations	(1,482)	(1,887)	(3,686)
Income tax expenses applicable to non-Chinese mainland operations
Current income tax expenses	—	—	(307)
Deferred tax expenses	—	—	(183)
Subtotal income tax expenses applicable to non-Chinese mainland operations	—	—	(490)

Total income tax expenses	(1,482)	(1,887)	(4,176)

Schedule of reconciliation of the differences between statutory income tax rate and the effective income tax rate

	For the year ended December 31,
	2020	2021	2022
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential tax rates and tax holiday	(2.3)%	86.0%	(19.3)%
Tax effect of tax-exempt entities	(16.8)%	(143.7)%	12.1%
Effect on tax rates in different tax jurisdiction	(0.5)%	(2.3)%	(3.2)%
Tax effect of non-deductible expenses	0.5%	(13.8)%	4.0%
Tax effect of non-taxable income	0.0%	1.4%	(0.4)%
Tax effect of Super Deduction and others	(4.2)%	105.9%	(19.0)%
Changes in valuation allowance	1.2%	(131.6)%	28.3%
Effect on withholding income tax	0.0%	0.0%	2.6%

Effective tax rates	2.9%	(73.1)%	30.1%

Summary of income tax holiday

	For the year ended December 31,
	2020	2021	2022
Tax holiday effect (RMB in millions)	1,153	2,219	2,677
Effect of tax holiday on basic net income/(loss) per share (RMB)	0.38	0.71	0.86
Effect of tax holiday on diluted net income/(loss) per share (RMB)	0.37	0.71	0.84

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2021	2022
	(RMB in millions)
Deferred tax assets
- Net operating loss carry forwards and others	6,303	12,715
- Deferred revenues	553	472
- Inventory valuation allowance	575	1,029
- Allowance for doubtful accounts	603	1,001
- Unrealized fair value losses for certain investments	747	595
Less: valuation allowance	(7,670)	(14,276)

Net deferred tax assets	1,111	1,536

Deferred tax liabilities
- Intangible assets arisen from business combination	1,454	5,598
- Withholding tax on undistributed earnings	—	183
- Accelerated tax depreciation and others	443	730

Total deferred tax liabilities	1,897	6,511

Schedule of movement of valuation allowance

	For the year ended December 31,
	2020	2021	2022

	(RMB in millions)
Balance at beginning of the year	3,674	4,289	7,670
Additions	4,393	5,052	7,694
Reversals	(3,778)	(1,671)	(1,088)

Balance at end of the year	4,289	7,670	14,276